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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-10379

Registrant Name: PIMCO California Municipal Income Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna — 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: April 30, 2008

Date of Reporting Period: July 31, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (OMB’’) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO California Municipal Fund
Schedule of Investments
July 31, 2007 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
CALIFORNIA MUNICIPAL BONDS & NOTES–88.2%
	ABAG Finance Auth. for Nonprofit Corps.,
$1,000	CP, 5.375%, 2/15/19	NR/BBB	$1,033,550
1,000	Rev., 5.375%, 11/15/25 (CA Mtg. Ins.)	NR/A+	1,033,930
1,385	Alvord Unified School Dist., GO, 5.375%, 8/1/29, Ser. C (FSA)	Aaa/NR	1,387,078
6,405	Campbell Union High School Dist., GO, 5.50%, 8/1/30 (FSA)	Aaa/NR	6,712,120
2,250	Capistrano Unified School Dist., Special Tax, 5.75%, 9/1/29, (Pre-refunded @ $102, 9/1/09) (b)	NR/NR	2,383,065
5,250	Central JT Powers Health Financing Auth., CP, 5.75%, 2/1/31, (Pre-refunded @ $101, 2/1/11) (b)	Baa2/BBB−	5,645,955
4,140	Charter Oak Unified School Dist., GO, 5.00%, 7/1/28, Ser. B, (Pre-refunded @ $100, 7/1/13) (FSA) (b)	Aaa/AAA	4,402,931
	Contra Costa Cnty. Public Financing Auth., Tax Allocation,
2,150	5.125%, 8/1/19	NR/BBB	2,248,341
600	5.125%, 8/1/19, (Pre-refunded @ $102, 8/1/09) (b)	NR/BBB	627,444
5,000	5.85%, 8/1/33	NR/BBB	5,223,050
2,750	CSUCI Financing Auth. Rev., 5.00%, 9/1/31, Ser. A, (Pre-refunded @ $100, 9/1/11) (MBIA) (b)	Aaa/AAA	2,884,090
3,635	Cucamonga Cnty. Water Dist., CP, 5.125%, 9/1/35 (FGIC)	Aaa/AAA	3,745,286
	East Side Union High School Dist., Santa Clara Cnty., GO, Ser. E (XLCA),
1,985	zero coupon, 8/1/21	Aaa/AAA	1,023,466
1,490	zero coupon, 8/1/22	Aaa/AAA	728,446
	El Monte, CP (AMBAC),
10,790	4.75%, 6/1/30	Aaa/AAA	10,864,343
14,425	5.25%, 1/1/34	Aaa/AAA	14,905,785
	Foothill/Eastern Corridor Agcy., Toll Road Rev.,
5,000	zero coupon, 1/15/33	Baa3/BBB−	1,123,650
5,000	zero coupon, 1/15/34	Baa3/BBB−	1,055,700
	Fremont Community Dist., Special Tax,
165	6.00%, 9/1/18	NR/NR	171,587
505	6.00%, 9/1/19	NR/NR	524,342
3,500	6.30%, 9/1/31	NR/NR	3,650,325
	Golden State Tobacco Securitization Corp. Rev.,
5,000	5.00%, 6/1/33, Ser. A-1	Baa3/BBB	4,670,050
8,000	5.00%, 6/1/38, Ser. A (FGIC) (i)	Aaa/AAA	8,207,840
17,500	6.25%, 6/1/33, Ser. 2003-A-1	Aaa/AAA	19,127,325
10,155	6.75%, 6/1/39, Ser. 2003-A-1, (Pre-refunded @ $100, 6/1/13) (b)	Aaa/AAA	11,644,332
540	7.875%, 6/1/42, Ser. A-3, (Pre-refunded @ $100, 6/1/13) (b)	Aaa/AAA	650,576
	Health Facs. Finance Auth. Rev., Catholic Healthcare West (b),
875	5.00%, 7/1/28, (Partially pre-refunded @ $101, 7/1/08)	A2/A	887,854
125	5.00%, 7/1/28, (Pre-refunded @ $101, 7/1/08)	A2/A	127,761

PIMCO California Municipal Fund
Schedule of Investments
July 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Health Facs. Finance Auth. Rev.,
$1,980	5.00%, 7/1/18	A2/A	$2,009,799
130	5.00%, 7/1/18, (Pre-refunded @ $101, 7/1/08) (b)	A2/A	132,872
5,315	5.125%, 7/1/18	NR/BBB+	5,332,805
3,000	5.25%, 10/1/14, Ser. B	A3/AAA	3,079,230
6,250	Infrastructure & Economic Dev. Bank Rev., Bay Area Toll Bridges, 5.00%, 7/1/36, (Pre-refunded @ $100, 1/1/28) (AMBAC) (b)	Aaa/AAA	6,795,687
	La Quinta Redev. Agcy., Tax Allocation (AMBAC),
3,000	5.00%, 9/1/21	Aaa/AAA	3,117,660
10,000	5.10%, 9/1/31	Aaa/AAA	10,339,800
1,000	5.125%, 9/1/32	Aaa/AAA	1,036,260
1,495	Lincoln Public Financing Auth. Rev., Twelve Bridges Ltd., 6.125%, 9/2/27	NR/NR	1,526,470
6,250	Los Angeles Cnty. Metropolitan Transportation Auth. Rev., 4.75%, 7/1/28, Ser. B, (Pre-refunded @ $101, 7/1/09) (FSA) (b)	Aaa/AAA	6,436,250
	Los Angeles Community Redev. Agcy., Tax Allocation,
520	5.875%, 9/1/26	NR/NR	520,941
325	6.00%, 9/1/31	NR/NR	329,300
	Los Angeles Department of Water & Power Rev. (FSA),
5,000	4.75%, 7/1/30, Ser. A (i)	Aaa/AAA	5,049,050
10,200	5.25%, 7/1/21, Ser. A-A-1	Aaa/AAA	10,634,520
3,250	Los Angeles Unified School Dist., GO, 5.125%, 7/1/21, Ser. E, (Pre-refunded @ $100, 7/1/12) (MBIA) (b)	Aaa/AAA	3,445,650
3,500	Metropolitan Water Dist. of Southern California, Water Works Rev., 5.00%, 7/1/26, Ser. A, (Pre-refunded @ $101, 1/1/08) (b)	Aa2/AAA	3,554,330
5,820	Montclair Redev. Agcy., Tax Allocation, 5.30%, 10/1/30 (MBIA)	Aaa/AAA	6,157,444
	Murrieta Valley Unified School Dist., Special Tax, (Pre-refunded @ $102, 9/1/09) (b),
195	6.30%, 9/1/18	NR/NR	208,658
3,535	6.50%, 9/1/31	NR/NR	3,796,590
6,255	Orange Cnty. Sanitation Dist., CP, 5.25%, 2/1/30, (Pre-refunded @ $100, 8/1/13) (FGIC) (b)	Aaa/AAA	6,740,576
1,080	Palm Springs Community Redev. Agcy., Tax Allocation, 5.50%, 8/1/21	NR/A−	1,133,190
1,010	Pomona Unified School Dist., GO, 6.10%, 2/1/19, Ser. A (MBIA)	Aaa/AAA	1,191,638
1,690	Rancho Etiwanda Public Facs., Special Tax, 6.375%, 9/1/24	NR/NR	1,765,188
	Rancho Mirage Redev. Agcy., Tax Allocation,
1,190	5.50%, 4/1/24	Baa1/BBB+	1,242,253
1,580	5.625%, 4/1/33	Baa1/BBB+	1,648,351
	Riverside, Improvement Board Act 1915, Special Assessment,
500	6.15%, 9/2/19	NR/NR	526,850
1,350	6.375%, 9/2/26	NR/NR	1,428,894
8,305	Riverside Cnty., CP, 5.125%, 11/1/30 (MBIA)	Aaa/AAA	8,630,058
575	Roseville, Woodcreek Community Facs. Dist., Special Tax, 6.375%, 9/1/27, (Pre-refunded @ $102, 9/1/10) (b)	NR/NR	628,900

PIMCO California Municipal Fund
Schedule of Investments
July 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Sacramento, Special Tax,
$2,945	5.70%, 9/1/23	NR/NR	$2,975,334
1,350	6.10%, 9/1/21	NR/NR	1,397,061
2,560	6.15%, 9/1/26	NR/NR	2,645,350
2,000	Sacramento Health Fac. Rev., 5.30%, 1/1/24, Ser. A (CA Mtg. Ins.)	NR/A+	2,042,240
545	San Diego Cnty., CP, 5.25%, 10/1/28	A2/NR	560,947
1,000	San Diego Cnty. Water Auth., CP, 5.00%, 5/1/32, Ser. A (MBIA)	Aaa/AAA	1,029,070
	San Francisco Bay Area Transit Financing Auth. Rev. (AMBAC),
880	5.125%, 7/1/36	Aaa/AAA	903,936
2,450	5.125%, 7/1/36, (Pre-refunded @ $100, 7/1/11) (b)	Aaa/AAA	2,575,954
720	San Francisco City & Cnty. Redev. Agcy. Rev., Special Tax, 6.125%, 8/1/31	NR/NR	748,382
5,065	San Joaquin Cnty., CP, 5.00%, 9/1/20 (MBIA)	Aaa/AAA	5,199,273
	San Joaquin Hills Transportation Corridor Agcy., Toll Road Rev., Ser. A,
5,000	5.50%, 1/15/28	Ba2/BB−	5,011,550
5,000	5.70%, 1/15/19	Ba2/BB−	5,256,250
230	San Jose, Improvement Board Act 1915, Special Assessment, 5.60%, 9/2/17, Ser. Q	NR/NR	236,987
5,000	San Jose Unified School Dist., Santa Clara Cnty., GO, 5.125%, 8/1/25, Ser. D, (Pre-refunded @ $101, 8/1/10) (FSA) (b)	Aaa/AAA	5,249,350
	San Juan Unified School Dist., GO (FSA),
9,445	zero coupon, 8/1/22	Aaa/AAA	4,789,748
10,895	zero coupon, 8/1/25	Aaa/AAA	4,722,547
6,110	zero coupon, 8/1/26	Aaa/AAA	2,518,848
600	Santa Ana Financing Auth. Rev., 5.60%, 9/1/19	NR/BBB	620,082
1,815	Santa Clara, CP, 5.00%, 2/1/32 (AMBAC)	Aaa/AAA	1,865,856
1,435	Santa Maria JT Union High School Dist., GO, 5.25%, 8/1/25, Ser. A, (Pre-refunded @ $102, 8/1/15) (FSA) (b)	Aaa/AAA	1,589,076
	Statewide Community Dev. Auth., CP,
8,000	5.375%, 4/1/30	NR/BBB	8,048,160
2,325	6.50%, 7/1/20, (Partially pre-refunded @ $101, 7/1/10) (b)	A2/A	2,521,579
5,675	6.50%, 7/1/20, (Pre-refunded @ $101, 7/1/10) (b)	A2/A	6,145,741
	Statewide Community Dev. Auth. Rev.,
900	Baptist Univ., 5.50%, 11/1/38, Ser. A	NR/NR	912,096
5,600	Gillispie School, 6.625%, 10/1/31	NR/NR	5,695,760
15,250	Henry Mayo Newhall Memorial Hospital, 5.125%, 10/1/30 (CA Mtg. Ins.)	NR/A+	15,482,105
3,000	Jewish Home, 5.50%, 11/15/33 (CA St. Mtg.)	NR/A+	3,157,350
2,500	St. Marks School, 6.75%, 6/1/28 (a)	NR/NR	2,591,050
4,000	Sutter Health, 5.50%, 8/15/34, Ser. B	Aa3/AA−	4,176,480
4,240	Tehiy Day School, 6.625%, 11/1/31	NR/NR	4,388,103
910	Windrush School, 5.50%, 7/1/37 (d)	NR/NR	911,329

PIMCO California Municipal Fund
Schedule of Investments
July 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
$8,000	Tobacco Securitization Agcy. Rev., Los Angeles Cnty., zero coupon, 6/1/28	Baa3/NR	$6,846,240
	Tobacco Securitization Auth. Rev., Ser. A, (Pre-refunded @ $100, 6/1/11) (b)
1,500	5.25%, 6/1/31	Aaa/AAA	1,581,090
9,300	5.375%, 6/1/41	Aaa/AAA	9,843,957
1,650	Town of Apple Valley, CP, 5.375%, 6/1/21 (CA Mtg. Ins.)	NR/A+	1,734,496
	Tustin Unified School Dist., Special Tax,
2,345	5.50%, 9/1/22	NR/NR	2,350,886
2,520	5.60%, 9/1/29	NR/NR	2,550,240
2,000	5.625%, 9/1/32	NR/NR	2,050,000
	Univ. Rev.,
8,000	4.75%, 5/15/35, Ser. F (FSA) (i)	Aaa/AAA	8,017,840
10,000	5.00%, 5/15/36, Ser. A (AMBAC)	Aaa/AAA	10,297,600
7,000	5.125%, 9/1/31, Ser. O, (Pre-refunded @ $101, 9/1/10) (FGIC) (b)	Aaa/AAA	7,356,230
3,750	West Kern Cnty. Water Dist., CP, 5.625%, 6/1/31, (Pre-refunded @ $101, 6/1/10) (b)	Baa2/NR	3,971,587
	Total California Municipal Bonds & Notes (cost–$355,733,031)		377,697,196
OTHER MUNICIPAL BONDS & NOTES–8.9%
	Illinois–1.3%
	Educational Facs. Auth. Rev., Univ. of Chicago,
5,260	5.00%, 7/1/33	Aa1/AA	5,392,237
240	5.00%, 7/1/33, (Pre-refunded @ $100, 7/1/13) (b)	Aa1/AA	253,550
			5,645,787
	Iowa–2.1%
8,700	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	Baa3/BBB	8,828,412
	Louisiana–0.4%
1,750	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	1,853,775
	New Jersey–1.6%
	Tobacco Settlement Financing Corp. Rev.,
1,685	6.00%, 6/1/37, (Pre-refunded @ $100, 6/1/12) (b)	Aaa/AAA	1,841,570
2,210	6.125%, 6/1/42, (Pre-refunded @ $100, 6/1/12) (b)	Aaa/AAA	2,429,453
2,315	6.375%, 6/1/32	Aaa/AAA	2,591,990
			6,863,013
	New York–0.5%
1,990	State Dormitory Auth. Rev., 6.25%, 8/15/15 (FHA)	Aa2/AAA	2,178,990
	Puerto Rico–2.5%
	Electric Power Auth., Power Rev. (b),
1,250	5.125%, 7/1/29, Ser. NN, (Pre-refunded @ $100, 7/1/13)	A3/BBB+	1,332,813
5,000	5.25%, 7/1/29, Ser. HH, (Pre-refunded @ $101, 7/1/10) (FSA)	Aaa/AAA	5,256,800

PIMCO California Municipal Fund
Schedule of Investments
July 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Puerto Rico–(continued)
	Sales Tax Financing Corp. Rev., Ser. A,
$24,000	zero coupon, 8/1/54 (AMBAC)	Aaa/AAA	$2,292,720
21,600	zero coupon, 8/1/56	A+/A1	1,721,520
			10,603,853
	Rhode Island–0.4%
1,500	Tobacco Settlement Financing Corp. Rev., 6.125%, 6/1/32, Ser. A	Baa3/BBB	1,571,460
	South Carolina–0.1%
340	Tobacco Settlement Rev., Management Auth., 6.375%, 5/15/30, Ser. B	Baa3/BBB	380,242
	Total Other Municipal Bonds & Notes (cost–$35,091,115)		37,925,532
CALIFORNIA VARIABLE RATE NOTES (c)(e)(f)–1.3%
4,001	Los Angeles Wastewater System Rev., 9.96%, 6/1/28, Ser. 318 (FGIC)	Aaa/NR	4,423,906
1,000	Sacramento Cnty. Sanitation Dist. Rev., 9.821%, 8/1/13, Ser. 1034 (MBIA)	NR/AAA	1,197,600
	Total California Variable Rate Notes (cost–$4,892,509)		5,621,506
OTHER VARIABLE RATE NOTES (f)–1.1%
	Illinois–1.1%
4,000	Chicago Rev., 9.808%, 5/1/14, Ser. 1419 (AMBAC) (cost–$4,389,720)	NR/AAA	4,702,200
CALIFORNIA VARIABLE RATE DEMAND NOTES (f)(g)–0.4%
1,625	State, GO, 3.61%, 8/1/07 (cost–$1,625,000)	VMIG1/A-1+	1,625,000
U.S. TREASURY BILLS (h)–0.1%
505	4.405%-4.79%, 8/30/07-9/13/07 (cost–$502,486)		502,486
	Total Investments (cost–$402,233,861)–100.0%		$428,073,920

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.
(a)	Illiquid security.
(b)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
(c)	144A Security – Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	When-issued or delayed-delivery security. To be settled/delivered after July 31, 2007.
(e)	Inverse Floater – The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.
(f)	Variable Rate Notes – Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on July 31, 2007.
(g)	Maturity date shown is date of next put.
(h)	All or partial amount segregated as collateral for futures contracts.
(i)	Residual Interest Bonds held in trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Glossary:

AMBAC – insured by American Municipal Bond Assurance Corp.
CA Mtg. Ins. – insured by California Mortgage Insurance
CA St. Mtg. – insured by California State Mortgage
CP – Certificates of Participation
FGIC – insured by Financial Guaranty Insurance Co.
FHA – insured by Federal Housing Administration
FSA – insured by Financial Security Assurance, Inc.
GO – General Obligation Bond
MBIA – insured by Municipal Bond Investors Assurance
NR – Not Rated
XLCA – insured by XL Capital Assurance

Other Investments:

(1) Futures contracts outstanding at July 31, 2007:

Type		Contracts	Market Value (000)	Expiration Date	Unrealized Depreciation
Long:	Financial Future Euro – 90 day	85	$20,129	9/17/07	$ (82,163)
	Financial Future Euro – 90 day	85	20,167	12/17/07	(44,975)
	Financial Future Euro – 90 day	85	20,200	3/17/08	(9,912)
Short:	U.S. Treasury Bond Futures	(96)	(10,566)	9/19/07	(153,000)
	U.S. Treasury Notes 10 yr. Futures	(132)	(14,180)	9/19/07	(105,188)
					$(395,238)

Item 2. Controls and Procedures

(a)	The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17CFR270.30a-3(c)), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO California Municipal Income Fund
By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 19, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 19, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 19, 2007